Revenues - Narrative (Details) - Customer concentration risk - Revenue	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer A
Disaggregation of Revenue [Line Items]
Concentration risk	90.40%	88.60%
Customer B
Disaggregation of Revenue [Line Items]
Concentration risk	9.60%	11.40%